Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		$ 7,916	$ 4,004
Cash Flows	$ (1,577)	(1,485)	(1,929)
Non-cash changes, Acquisition	5,238	7,593	7,593
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(4,341)	(294)	(1,315)
Non-cash changes, Accretion	10	19	30
Non-cash changes, Foreign exchange movements and change in estimates			(467)
Ending balance			7,916
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		649	1,237
Cash Flows	0	(146)	(592)
Non-cash changes, Acquisition	0	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	(294)	0
Non-cash changes, Accretion	10	19	27
Non-cash changes, Foreign exchange movements and change in estimates			(23)
Ending balance			649
Convertible Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	0	0	1,312
Cash Flows	0		0
Non-cash changes, Acquisition	4,242		0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(4,242)		(1,315)
Non-cash changes, Accretion	0		3
Non-cash changes, Foreign exchange movements and change in estimates	0		0
Ending balance	0	0	0
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,681	7,267	1,455
Cash Flows	(1,577)	(1,339)	(1,337)
Non-cash changes, Acquisition	996	7,593	7,593
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(99)	0	0
Non-cash changes, Accretion	0	0	0
Non-cash changes, Foreign exchange movements and change in estimates	402	160	(444)
Ending balance	$ 13,403	$ 13,681	$ 7,267